Income Tax - Schedule of Reconciliation of Net Deferred Tax Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
As of January 1	€ 48,258	€ 36,772
Tax expense during the period recognized in profit or loss	16,815	12,990
Tax income/(expense) during the period recognized in OCI	947	(2,279)	€ (627)
Other effect	607	775
As at December 31	€ 66,627	€ 48,258	€ 36,772